Subsequent Event (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.25
Subsequent Event [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Asset, Current	$ 4,170,000
Subsequent Event [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 1.08
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	0.01023